Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000159220 | Home Equity Loan Trust, 4.772, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159220 | Wells Fargo Commercial Mortgage Trust 2013-LC12, 3.913, 2046-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159220 | Saxon Asset Securities Trust 2007-4, 7.272, 2037-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159220 | Carrington Mortgage Loan Trust Series 2005-FRE1, 5.202, 2035-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159220 | Starwood Retail Property Trust 2014-STAR, 1.14, 2027-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159220 | Morgan Stanley Bank of America Merrill Lynch Trust, 3, 2049-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159220 | Citigroup Mortgage Loan Trust, Inc., 5.247, 2035-10-25
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159220 | JPMBB Commercial Mortgage Securities Trust 2016-C1, 4.849, 2049-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159220 | Countrywide Asset-Backed Certificates, 5.247, 2036-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159220 | Bear Stearns Mortgage Funding Trust 2006-AR5, 4.482, 2046-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159220 | CMO3136A7RN4
Holdings [Line Items]
Percent of Total Investments	2.80%
C000159220 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000159220 | ABS04542BFF4
Holdings [Line Items]
Percent of Total Investments	97.10%
C000159220 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159220 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000159220 | CMO
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000159220 | ABS
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000159221 | Home Equity Loan Trust, 4.772, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159221 | Wells Fargo Commercial Mortgage Trust 2013-LC12, 3.913, 2046-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159221 | Saxon Asset Securities Trust 2007-4, 7.272, 2037-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159221 | Carrington Mortgage Loan Trust Series 2005-FRE1, 5.202, 2035-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159221 | Starwood Retail Property Trust 2014-STAR, 1.14, 2027-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159221 | Morgan Stanley Bank of America Merrill Lynch Trust, 3, 2049-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159221 | Citigroup Mortgage Loan Trust, Inc., 5.247, 2035-10-25
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159221 | JPMBB Commercial Mortgage Securities Trust 2016-C1, 4.849, 2049-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159221 | Countrywide Asset-Backed Certificates, 5.247, 2036-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159221 | Bear Stearns Mortgage Funding Trust 2006-AR5, 4.482, 2046-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159221 | CMO3136A7RN4
Holdings [Line Items]
Percent of Total Investments	2.80%
C000159221 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000159221 | ABS04542BFF4
Holdings [Line Items]
Percent of Total Investments	97.10%
C000159221 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159221 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000159221 | CMO
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000159221 | ABS
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000159222 | Home Equity Loan Trust, 4.772, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159222 | Wells Fargo Commercial Mortgage Trust 2013-LC12, 3.913, 2046-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159222 | Saxon Asset Securities Trust 2007-4, 7.272, 2037-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159222 | Carrington Mortgage Loan Trust Series 2005-FRE1, 5.202, 2035-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159222 | Starwood Retail Property Trust 2014-STAR, 1.14, 2027-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159222 | Morgan Stanley Bank of America Merrill Lynch Trust, 3, 2049-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159222 | Citigroup Mortgage Loan Trust, Inc., 5.247, 2035-10-25
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159222 | JPMBB Commercial Mortgage Securities Trust 2016-C1, 4.849, 2049-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159222 | Countrywide Asset-Backed Certificates, 5.247, 2036-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159222 | Bear Stearns Mortgage Funding Trust 2006-AR5, 4.482, 2046-12-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159222 | CMO3136A7RN4
Holdings [Line Items]
Percent of Total Investments	2.80%
C000159222 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000159222 | ABS04542BFF4
Holdings [Line Items]
Percent of Total Investments	97.10%
C000159222 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159222 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000159222 | CMO
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000159222 | ABS
Holdings [Line Items]
Percent of Net Asset Value	48.30%